Ordinary shares, share premium, and other equity - Narrative (Details) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) redemption issuance £ / shares shares		Dec. 31, 2022 GBP (£) redemption issuance shares		Dec. 31, 2021 GBP (£) shares		May 03, 2023 £ / shares shares	Dec. 31, 2020 GBP (£)
Repurchase of shares	£ 1,257		£ 1,508		£ 1,200
Equity	£ 71,864		£ 69,260		£ 70,041			£ 66,882
Ordinary shares
Number of shares outstanding (in shares) | shares	15,155		15,871		16,752
Par value per share (in GBP per share) | £ / shares	£ 0.25						£ 0.25
Shares authorized for repurchase (in shares) | shares							1,587
Repurchase of shares (in shares) | shares	837		931
Ordinary share capital | Ordinary shares
Repurchase of shares	£ 209		£ 233
Equity	3,789		3,968		£ 4,188
AT1 securities issuance	0		0
Other equity instruments
Repurchase of shares	0		0
Equity	13,259	[1]	13,284	[1]	£ 12,259	[1],[2]		£ 11,172	[2]
AT1 securities issuance	£ 3,140		£ 3,158
AT1 Securities | Fixed rate resetting perpetual subordinated contingent convertible Securities
Number of convertible instruments issued | issuance	3		3
AT1 securities issuance	£ 3,140		£ 3,158
Issuance costs	£ 10		£ 9
Number of convertible instruments redeemed | redemption	2		2
Notional amount	£ 3,170		£ 2,126

[1]	For further details refer to Note 27.
[2]	For further details refer to Note 28.